Commitments, Contingencies and Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2018		2017
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$14,984	$359,220	$4,982	$286,925
Overdraft protection	3	37,201	7	33,353
Letters of credit	624	850	624	2,637
	$15,611	$397,271	$5,613	$322,915